Note R - Income Taxes - Components of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current – federal, states, and foreign	$ 0	$ 0
Deferred- Federal	1,175,000	128,000
Deferred - States	122,000	47,000
Deferred - Foreign	(20,000)	0
Total	1,277,000	175,000
Change in valuation allowance	(1,297,000)	(175,000)
Provision for income tax benefits	$ (20,434)	$ 0